Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of calculation of basic and diluted net income (loss) per common stock

The following table represents the Company’s loss per share for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Numerator:
Net loss attributable to controlling interests	$(15,882,522)	$(22,482,813)	$(53,299,432)	$(37,326,897)

Denominator:
Weighted average basic shares outstanding	27,928,342	25,276,878	27,574,641	25,138,698
Effect of dilutive shares	—	—	—	—
Weighted average diluted shares	27,928,342	25,276,878	27,574,641	25,138,698

Basic loss per share	$(0.569)	$(0.889)	$(1.933)	$(1.485)
Diluted loss per share	$(0.569)	$(0.889)	$(1.933)	$(1.485)

The following table represents the Company’s loss per share for the three months and year ended December 31:

	Year Ended
	2024	2023	2022
Numerator:
Net income (loss) attributable to controlling interests	$(89,795,494)	$9,163,794	$(13,710,708)

Denominator:
Weighted average basic shares outstanding	25,791,117	24,775,858	24,264,683
Effect of dilutive shares	—	1,153,388	—
Weighted average diluted shares	25,791,117	25,929,246	24,264,683

Basic gain (loss) per share	$(3.482)	$0.370	$(0.565)
Diluted gain (loss) per share	$(3.482)	$0.353	$(0.565)

Southport Acquisition Corp
Summary of Significant Accounting Policies
Schedule of class A common stock, classified as temporary equity in the condensed balance sheets

Class A common stock subject to possible redemption, December 31, 2023	$44,709,805
Redemption of Class A common stock	(44,757,709)
Trust Account withdrawal for tax payments	(489,119)
Remeasurement of Class A common stock subject to possible redemption	966,174
Class A common stock subject to possible redemption, December 31, 2024	429,151
Remeasurement of Class A common stock subject to possible redemption	9,015
Class A common stock subject to possible redemption, June 30, 2025	$438,166

As of December 31, 2024 and 2023, the Class A common stock, classified as temporary equity in the balance sheets reconciled in the following table:

Class A common stock subject to possible redemption, December 31, 2022	$237,984,513
Remeasurement of Class A common stock subject to possible redemption	6,707,678
Redemption of Class A common stock	(197,694,657)
Trust Account withdrawal for tax payments	(2,287,729)
Class A common stock subject to possible redemption, December 31, 2023	44,709,805
Remeasurement of Class A common stock subject to possible redemption	966,174
Redemption of Class A common stock	(44,757,709)
Trust Account withdrawal for tax payments	(489,119)
Class A common stock subject to possible redemption, December 31, 2024	$429,151

Schedule of calculation of basic and diluted net income (loss) per common stock

For the Three Months Ended
June 30, 2025
Net loss	$(1,555,744)
Less: Remeasurement of Class A redeemable shares to redemption value	(4,521)
Net loss including accretion of Class A redeemable shares to redemption value	$(1,560,265)

	For the Three Months Ended
	June 30, 2025
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	37,987	5,750,000	5,787,987
Ownership percentage	1%	99%	100%

Net loss allocated based on ownership percentage	(10,210)	(1,545,534)	(1,555,744)

Less: Remeasurement of Class A redeemable shares to redemption value based on ownership percentage	(30)	(4,491)	(4,521)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	4,521	—	4,521
Total loss based on ownership percentage	$(5,719)	$(1,550,025)	$(1,555,744)

Weighted average shares outstanding	37,987	5,750,000
Basic and diluted net income (loss) per share	$(0.15)	$(0.27)

For the Six Months Ended
June 30, 2025
Net loss	$(1,657,426)
Less: Remeasurement of Class A redeemable shares to redemption value	(9,015)
Net loss including accretion of Class A redeemable shares to redemption value	$(1,666,441)

	For the Six Months Ended
	June 30, 2025
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	37,987	5,750,000	5,787,987
Ownership percentage	1%	99%	100%

Net loss allocated based on ownership percentage	(10,878)	(1,646,548)	(1,657,426)

Less: Remeasurement of Class A redeemable shares to redemption value based on ownership percentage	(59)	(8,956)	(9,015)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	9,015	—	9,015
Total loss based on ownership percentage	$(1,922)	$(1,655,504)	$(1,657,426)

Weighted average shares outstanding	37,987	5,750,000	—
Basic and diluted net income (loss) per share	$(0.05)	$(0.29)	—

For the Three Months Ended
June 30, 2024
Net loss	$(504,984)
Less: Remeasurement of Class A redeemable shares to redemption value	(163,615)
Net loss including accretion of Class A redeemable shares to redemption value	$(668,599)

	For the Three Months Ended
	June 30, 2024
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	1,163,113	5,750,000	6,913,113
Weighted average shares ratio	17%	83%	100%

Net loss allocated based on weighted average shares ratio	$(84,962)	$(420,022)	$(504,984)

Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(27,528)	(136,087)	(163,615)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	163,615	—	163,615
Total income (loss) based on weighted average shares ratio	$51,125	$(556,109)	$(504,984)

Weighted average shares outstanding	1,163,113	5,750,000
Basic and diluted net income (loss) per share	$0.04	$(0.10)

For the Six Months Ended
June 30, 2024
Net loss	$(243,377)
Plus: Trust Account withdrawals for tax payments	489,119
Less: Remeasurement of Class A redeemable shares to redemption value	(723,522)
Net loss including accretion of Class A redeemable shares to redemption value	$(477,780)

	For the Six Months Ended
	June 30, 2024
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	1,163,113	5,750,000	6,913,113
Weighted average shares ratio	29%	71%	100%

Net loss allocated based on weighted average shares ratio	$(71,196)	$(172,181)	$(243,377)

Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	143,083	346,036	489,119
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(211,654)	(511,868)	(723,522)
Less: Accretion applicable to Trust Account withdrawals for tax payments	(489,119)	—	(489,119)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	723,522	—	723,522
Total income (loss) based on weighted average shares ratio	$94,636	$(338,013)	$(243,377)

Weighted average shares outstanding	2,377,588	5,750,000
Basic and diluted net income (loss) per share	$0.04	$(0.06)

For the Year Ended
December 31, 2024
Net loss	$(5,107,051)
Plus: Trust Account withdrawals for tax payments	489,119
Less: Remeasurement of Class A redeemable shares to redemption value	(966,174)
Net loss including accretion of Class A redeemable shares to redemption value	$(5,584,106)

	For the Year Ended
	December 31, 2024
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable Shares	Total
Total number of shares	37,987	5,750,000	5,787,987
Weighted average shares ratio	22%	78%	100%

Net loss allocated based on ownership percentage	$(1,118,969)	$(3,988,082)	$(5,107,051)

Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	107,167	381,952	489,119
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(211,691)	(754,483)	(966,174)

Less: Accretion applicable to Trust Account withdrawals for tax payments	(489,119)	—	(489,119)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	966,174	—	966,174
Total income (loss) based on ownership percentage	$(746,438)	$(4,360,613)	$(5,107,051)

Weighted average shares outstanding	1,613,326	5,750,000
Basic and diluted net loss per share	$(0.46)	$(0.76)

The following table reflects the calculation of basic and diluted net income (loss) per common stock for the year ended December 31, 2023 (in dollars, except per share amounts):

For the Year Ended
December 31, 2023
Net income	$2,729,602
Plus: Trust Account withdrawals for tax payments	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value	(6,707,678)
Net loss including accretion of Class A redeemable shares to redemption value	$(1,690,348)

	For the Year Ended
	December 31, 2023
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable Shares	Total
Total number of shares	4,150,065	5,750,000	9,900,065
Weighted average shares ratio	68%	32%	100%

Net income allocated based on ownership percentage	$1,865,473	$864,129	$2,729,602

Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	1,563,487	724,242	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(4,584,183)	(2,123,495)	(6,707,678)

Less: Accretion applicable to Trust Account withdrawals for tax payments	(2,287,729)	—	(2,287,729)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	6,707,678	—	6,707,678
Total income (loss) based on ownership percentage	$3,264,726	$(535,124)	$2,729,602

Weighted average shares outstanding	12,413,050	5,750,000
Basic and diluted net income (loss) per share	$0.26	$(0.09)